Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Components of accumulated other comprehensive (loss) income
Foreign Currency Translation Adjustment, Beginning Balance	$ 81,761	$ 56,988	$ 11,062
Reclassification adjustments, Foreign Currency Translation Adjustment	0	0	0
Current period (charge) credit, Foreign Currency Translation Adjustment	(14,785)	24,773	45,926
Income tax benefit (expense), Foreign Currency Translation Adjustment	0	0	0
Foreign Currency Translation Adjustment, Ending Balance	66,976	81,761	56,988
Pension and Other Postretirement Liabilities, Beginning Balance	(85,934)	(80,006)	(67,693)
Reclassification adjustments, Pension and Other Postretirement Liabilities	0	0	0
Current period (charge) credit, Pension and Other Postretirement Liabilities	(73,137)	(10,004)	(18,004)
Income tax benefit (expense), Pension and Other Postretirement Liabilities	24,808	4,076	5,691
Pension and Other Postretirement Liabilities, Ending Balance	(134,263)	(85,934)	(80,006)
Unrealized Gain (Loss) on Available-for-Sale Securities, Beginning Balance	1,802	443	(2,209)
Reclassification adjustments, Unrealized Gain (Loss) on Available-for-Sale Securities	0	0	0
Current period (charge) credit, Unrealized Gain (Loss) on Available-for-Sale Securities	1,167	2,124	4,162
Income tax benefit (expense), Unrealized Gain (Loss) on Available-for-Sale Securities	(425)	(765)	(1,510)
Unrealized Gain (Loss) on Available-for-Sale Securities, Ending Balance	2,544	1,802	443
Unrealized (Loss) Gain on Cash Flow Hedging Derivatives, Beginning Balance	6,000	1,994	1,570
Reclassification adjustments, Unrealized (Loss) Gain on Cash Flow Hedging Derivatives	(9,430)	(3,128)	(2,494)
Current period (charge) credit, Unrealized (Loss) Gain on Cash Flow Hedging Derivatives	(30,201)	9,430	3,128
Income tax benefit (expense), Unrealized (Loss) Gain on Cash Flow Hedging Derivatives	14,383	(2,296)	(210)
Unrealized (Loss) Gain on Cash Flow Hedging Derivatives, Ending Balance	(19,248)	6,000	1,994
Other Comprehensive (Loss) Income, Beginning Balance	3,629	(20,581)	(57,270)
Reclassification adjustments, Other Comprehensive (Loss) Income	(9,430)	(3,128)	(2,494)
Current period (charge) credit, Other Comprehensive (Loss) Income	(116,956)	26,323	35,212
Income tax benefit (expense), Other Comprehensive (Loss) Income	38,766	1,015	3,971
Other Comprehensive (Loss) Income, Ending Balance	$ (83,991)	$ 3,629	$ (20,581)